PREPAID EXPENSE (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
MT Agreement [Member]
Description of payment	The Company agreed to pay an advance of $100,000 against sales, to MT and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4th	The Company agreed to pay an advance of $100,000 against sales, to MT and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4th